NET LOSS PER SHARE (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Warrant
Antidilutive security
Potentially dilutive shares	6,136,245	6,136,245	6,136,245	6,136,245	6,195,456
Stock Options
Antidilutive security
Potentially dilutive shares			3,880,000		2,985,000